SUPPLEMENT DATED APRIL 28, 2020 TO THE

PROSPECTUS DATED MAY 1, 2019, AS AMENDED, FOR

New York Life Insurance and Annuity Corporation

NYLIAC Corporate Executive Accumulator Variable Universal Life (“CEAVUL”)

INVESTING IN

NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I

This supplement revises and, to the extent inconsistent therewith, replaces the May 1, 2019 prospectus, as amended, for CEAVUL offered through the separate account referenced above (the “Prospectus”). You should read this information carefully and retain this supplement for future reference, together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

The purpose of this supplement is to note the following changes to certain disclosures in the Prospectus, including those on the Cover Page, as well as amendments or additions to the following sections: (a) “Summary of Risks and Benefits—Risks,” “Management and Organization—Information Systems Failures and Cybersecurity Risks”; (b) “Funds’ Annual Operating Expenses (expenses that are deducted from Fund assets)”; (c) “Management and Organization—Information Systems Failures and Cybersecurity Risks—Risks from Serious Infectious Disease Outbreaks”; and (d) “Management and Organization—Voting. In addition, this supplement notes the following: (i) amendments to certain tax disclosures; (ii) amendments to certain disclosures regarding the Allocation Alternatives and Investment Divisions; (iii) the addition of new Investment Divisions to the policies; (iv) the closing of certain Investment Divisions to new investments; (v) name changes to certain Investment Divisions; and (vi) a change to an Investment Division’s investment objective.

Keeping this purpose in mind, please note the following changes, which will take effect on May 1, 2020, except where otherwise indicated:

I.	Amended Language on the Cover Page of the Prospectus

The following paragraph shall replace the first paragraph of the Cover Page of the Prospectus:

This prospectus describes the New York Life CorpExec Accumulator VUL Policy. New CorpExec Accumulator VUL policies are no longer offered for sale. In this prospectus, the words, “We,” “Our,” or “Us” refer to NYLIAC and the words “you” and “your” refer to the policyowner. It may not be to your advantage to borrow money to take partial withdrawals from another policy you own to make premium payments under this policy.

II.	Replacement of the Section Entitled, “Information Systems Failures and Cybersecurity Risks”

The section of the Prospectus entitled, “Information Systems Failures and Cybersecurity Risks,” in, “Summary of Risks and Benefits—Risk,” shall be replaced in its entirety by the following section:

Risks Affecting our Administration of Your Policy

NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyber-attack, or current or future outbreaks of infectious diseases, epidemics or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See “Management and Organization—Information Systems Failures and Cybersecurity Risks” for more information on information systems failures and cybersecurity risks and “Management and Organization—Risks from Serious Infectious Disease Outbreaks” for more information on risks from serious infectious disease outbreaks.)

III.	Amendments to Section Entitled, “Funds’ Annual Operating Expenses (expenses that are deducted from Fund assets)”

The section of the Prospectus entitled, “Tables of Fees and Expenses—Funds’ Annual Operating Expenses (expenses that are deducted from Fund Assets)” shall be replaced in its entirety by the following:

The table shows the minimum and maximum total operating expenses deducted from Fund assets (before any fee waiver or expense reimbursement) during the year ended December 31, 2019. Fund expenses may be higher or lower in the future.

Funds’ Annual Operating Expenses (expenses that are deducted from Fund assets)[1,2]
	Minimum	Maximum

Total Annual Fund Companies’ Operating Expenses[2]	0.10%	10.84%

(1)  Expressed as a percentage of average net assets for the fiscal year ended December 31, 2019. This information is provided by the Funds and their agents. The information is based on 2018 expenses, and it may reflect estimated charges. We have not verified the accuracy of this information provided by Funds that are not affiliated with Us.

(2)  Expenses that are deducted from Fund Company assets, including management fees, distribution (12b-1) fees, and other expenses.

More information concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.

IV.	Addition of New Section Entitled, “Risks from Serious Infectious Disease Outbreaks”

The following new section shall be added to the Prospectus, entitled, “Risks from Serious Infectious Disease Outbreaks,” which shall be inserted following, “Management and Organization—Information Systems Failures and Cybersecurity Risks”:

RISKS FROM SERIOUS INFECTIOUS DISEASE OUTBREAKS

Our ability to administer your policy is subject to certain risks—common to all insurers and financial service providers—that could result from current or future outbreaks of infectious diseases, epidemics, or pandemics (“serious infectious disease outbreaks”). Serious infectious diseases may spread rapidly. Serious infectious disease outbreaks—and general concerns about the course and effects of such outbreaks—not only raise serious health concerns, but may significantly disrupt economic activity in the U.S. and globally. The effects of a serious infectious disease outbreak may be short-term or last for extended time periods.

Our business activity and operations, and/or the activities and operations of our service providers and business partners, could be adversely affected or interrupted by serious infectious disease outbreaks. In order to mitigate the possible effects of these types of events, NYLIAC has established business continuity and disaster recovery plans. These plans may, for example, require our employees to work and access our information technology, communications, or other systems remotely. Notwithstanding these plans, a serious infectious disease outbreak and public health measures taken by government officials to combat an outbreak—may have a material, adverse effect on us, our ability to administer your policy, and your policy Cash Value. For example, a serious infectious disease outbreak or public health measures implemented to combat it may adversely affect our business and operations by (i) interfering with our processing of policy transactions (including surrenders, withdrawals, loans, and transfers) and the processing of orders from online service requests at www.newyorklife.com or with the underlying funds or cause other operational issues; (ii) delaying or interrupting our receipt of pricing or other services provided by third parties, thereby affecting, among other things, our ability to calculate Accumulation Unit values and policy cash values or to administer policy transactions dependent on systems and services provided by third parties; (iii) preventing our workforce from being able to be physically present at one or more of our worksites or from traveling to alternative worksites needed to implement our business continuity and disaster recovery plans, thereby resulting in lengthy interruptions of service; or (iv) subjecting us and/or our service providers, business partners, and intermediaries to regulatory fines, litigation, financial losses, and/or cause us reputational damage. In addition, our operations require experienced professional staff. Loss of a substantial number of such persons or an inability to provide properly equipped places for them to work may disrupt our operations and adversely affect our business. Serious infectious disease outbreaks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy Cash Value to decrease in value. Serious infectious disease outbreaks may also affect market interest rates, which may affect the interest crediting rates we may declare on the Fixed Account under your policy (subject to the GMIR). There can be no assurance that we, the underlying funds, the companies in which they invest, or our services providers and business partners will be able to avoid these risks at all times or avoid losses affecting your policy due to serious infectious disease outbreaks.

V.	Amendments to the “Voting” Section

The following paragraph shall be inserted after the first paragraph of the section entitled, “Management and Organization—Voting”:

We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available Investment Divisions or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions that would require changes to the investment policy or investment adviser of one or more of the Funds associated with the available Investment Divisions, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard policyowner voting instructions, we will advise policyowners of our action and the reasons for such action in the next available annual or semi-annual report.

VI.	Amendments to “Distribution and Compensation Arrangements” Section

The following shall replace the second-to-last paragraph of the section entitled, “Distribution and Compensation Arrangements”:

Although the policies are no longer sold, premium payments are accepted on a continuous basis.

VII.	Amendments to Certain Tax Disclosures

A.

The first paragraph of the section of the Prospectus entitled, “Tax-Free ‘Section 1035’ Insurance Policy Exchanges,” in “Description of the Policy—The Policy,” shall be replaced in its entirety by the following paragraph:

Generally, you may exchange one life insurance policy for another in a “tax-free exchange” under Section 1035 of the IRC. However, because we have discontinued sales of this policy, you may not exchange another policy for one described in this prospectus. Before making an exchange, you should compare both policies carefully. (See “Charges Associated with the Policy—Deductions from Premium Payments—Sales Expense Charge” for more information.) Also, some charges may be higher (or lower) and the benefits may be different for the exchanged policy. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. In addition, Treasury regulations provide that an exchange of a policy may be treated as a reportable policy sale, resulting in the death benefit under the new policy being partially taxable, unless you have a substantial family, business, or financial relationship with the insured at the time of the exchange. You should not exchange this policy for another policy unless you determine, after knowing all of the facts that the exchange is in your best interest.

B.

The first paragraph of the section of the Prospectus entitled “Exchanges, Sales, or Assignments of Policies,” in “Federal Income Tax Considerations” shall be replaced in its entirety by the following section:

If you change the policyowner or exchange or assign your policy, it may have significant tax consequences depending on the circumstances. An assignment, sale or exchange of the policy may result in taxable income and tax penalties to you. Further, IRC Section 101(a) provides, subject to certain exceptions, that where a policy has been transferred for value, only the portion of the Life Insurance Benefit which is equal to the total consideration paid for the policy may be excluded from gross income. Based on IRS guidance, amounts received in excess of the consideration paid for the policy may be taxed as ordinary income to the extent of the amount of gain that would have been realized had the policy been surrendered. Based on the same guidance, amounts received in excess of that amount would be taxed as a capital gain. If you sell your policy in a reportable policy sale, the Tax Cuts and Jobs Act of 2017 imposes new information reporting requirements on the purchaser and the policy issuer. Under these new reporting requirements, certain information related to the sale may be required to be reported to the IRS and to the seller. In addition, Treasury regulations provide that an exchange of the Policy may be treated as a reportable policy sale, resulting in the death benefit under the new policy being partially taxable, unless you have a substantial family, business, or financial relationship with the Insured at the time of the exchange.

VIII.	Changes to the Sections Regarding the Number of Investment Divisions and Allocation Alternatives

The section of the Prospectus entitled, “Summary of Risk and Benefits—Benefits—Allocation Alternatives,” shall be replaced with the following:

After We deduct the sales expense charge and the state and federal premium tax charges from your premium, you may allocate the remaining amount among up to 20 of 174 Allocation Alternatives (136 of which are available to all policyowners), as well as to the Fixed Account. The Allocation Alternatives consist of 174 Investment Divisions (136 of which are available to all policyowners) and the Fixed Account. You can change Allocation Alternatives while your policy is in force.

The definition of “Allocation Alternatives” in the “Definitions” section shall be replaced in its entirety by the following:

Allocation Alternatives: The 174 Investment Divisions of the Separate Account (136 of which are available to all policyowners) and the Fixed Account. Policyowners may invest their Net Premiums in a total of 20 Allocation Alternatives, as well as the Fixed Account, at any one time.

The last paragraph of the section of the Prospectus entitled, “Management and Organization—About the Separate Account, shall be replaced in its entirety by the following:

The Separate Account currently consist of 174 Investment Divisions (136 of the Investment Divisions are available to all policyowners). You may invest Net Premiums in a total of 20 Allocation Alternatives, as well as the Fixed Account, at any one time. Premium Payments allocated to the Investment Divisions are invested exclusively in the corresponding Eligible Portfolios of the Funds. While the policy is in force, you may transfer assets between Allocation Alternatives.

The first paragraph of the section of the Prospectus entitled, “Description of the Policy—The Policy,” shall be replaced in its entirety with the following:

The policy provides life insurance protection on the named Insured, and pays Policy Proceeds when that Insured dies while the policy is in effect. The policy offers: (1) flexible premium payments where you decide the timing and amount of the payment; (2) a choice of three Life Insurance Benefit options; (3) access to the policy’s Cash Value through loans and partial withdrawal privileges (within limits); (4) the ability to increase or decrease the policy’s Face Amount of insurance (within limits); (5) additional benefits through the use of optional riders; and (6) a selection of Allocation Alternatives, including 174 Investment Divisions (136 of which are available to all policyowners) and a Fixed Account with a guaranteed minimum interest rate.

The section of the Prospectus entitled, “Description of the Policy—Investment Divisions and the Fixed Account,” shall be replaced in its entirety with the following:

We allocate your Net Premium among your selected Investment Divisions available under the policy (See “Management and Organization—Funds and Eligible Portfolios” for Our list of available Investment Divisions) and the Fixed Account, based on your instructions. You can allocate your Net Premium among up to any 20 of the 174 Investment Divisions (136 of which are available to all policyowners), as well as to the Fixed Account.

IX.	Addition of New Available Investment Divisions

The following forty-five (45) Portfolios will be available as Investment Divisions under the policies as of May 1, 2020:

●	MainStay VP Income Builder—Initial Class;
●	AB VPS Growth and Income Portfolio-Class A;
●	AB VPS Large Cap Growth Portfolio—Class A;
●	AB VPS Small Cap Growth Portfolio—Class A;
●	American Funds IS Global Balanced Fund—Class 1;
●	ClearBridge Variable Small Cap Growth Portfolio—Class I;
●	Columbia Variable Portfolio—Disciplined Core Fund—Class 1;
●	Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1;
●	Columbia Variable Portfolio—Strategic Income Fund—Class 1;
●	Delaware VIP® Value Series—Standard Class;
●	DFA VA International Value Portfolio;
●	Fidelity® VIP Balanced Portfolio—Initial Class;
●	Fidelity® VIP Bond Index Portfolio—Initial Class;
●	Fidelity® VIP Extended Market Index Portfolio—Initial Class;
●	Fidelity® VIP Growth Opportunities Portfolio—Initial Class;
●	Fidelity® VIP Health Care Portfolio—Initial Class;
●	Fidelity® VIP International Capital Appreciation Portfolio—Initial Class;
●	Fidelity® VIP International Index Portfolio—Initial Class;
●	Fidelity® VIP Technology Portfolio—Initial Class;
●	Fidelity® VIP Total Market Index Portfolio—Initial Class;
●	Invesco V.I. Core Plus Bond—Series I Shares;
●	Legg Mason Western Asset Core Plus VIT Portfolio—Class I;
●	LVIP SSgA Emerging Markets Equity Index Fund—Standard Class;
●	MFS® Global Growth Portfolio—Initial Class;
●	MFS® International Growth Portfolio—Initial Class;
●	MFS® Mid Cap Growth Series—Initial Class;

●	MFS® New Discovery Value Portfolio—Initial Class;
●	PIMCO VIT Income Portfolio—Institutional Class;
●	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class;
●	Thrivent Aggressive Allocation Portfolio;
●	Thrivent Diversified Income Plus Portfolio;
●	Thrivent Global Stock Portfolio;
●	Thrivent Large Cap Growth Portfolio;
●	Thrivent Mid Cap Index Portfolio;
●	Thrivent Mid Cap Stock Portfolio;
●	Victory RS International VIP Series—Class I Shares;
●	Voya High Yield Portfolio—Class I;
●	Voya Index Solution 2030 Portfolio—Class Z;
●	Voya Index Solution 2040 Portfolio—Class Z;
●	Voya Index Solution 2050 Portfolio—Class Z;
●	Voya Limited Maturity Bond Portfolio—Class I;
●	VY® JPMorgan Mid Cap Value Portfolio—Class I;
●	VY® JPMorgan Small Cap Core Equity Portfolio—Class I;
●	VY® Morgan Stanley Global Franchise Portfolio—Class R6; and
●	VY® T. Rowe Price Capital Appreciation Portfolio—Class I.

To reflect the availability of the Investment Divisions listed above, add the following entries to the table listing the Eligible Portfolios of the relevant Funds, their investment advisers, and investment objectives in the “Management and Organization—Funds and Eligible Portfolios” section of the Prospectus:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
MainStay VP Funds Trust: MainStay VP Income Builder—Initial Class	New York Life Investment Management LLC Subadvisers: Epoch Investment Partners, Inc. and MacKay Shields LLC*	• Seeks current income consistent with reasonable opportunity for future growth of capital and income.
AB® Variable Products Series Fund, Inc.: AB VPS Growth and Income Portfolio—Class A	AllianceBernstein L.P.	• Seeks long-term growth of capital.
AB VPS Large Cap Growth Portfolio—Class A	AllianceBernstein L.P.	• Seeks long-term growth of capital.
AB VPS Small Cap Growth Portfolio—Class A	AllianceBernstein L.P.	• Seeks long-term growth of capital.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Core Plus Bond Fund—Series I Shares	Invesco Advisers, Inc.	• Seeks total return, comprised of current income and capital appreciation.
American Funds IS Global Balanced Fund—Class 1	CRMC	• Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal, and current income.
Columbia Fund Series I: Columbia Variable Portfolio—Disciplined Core Fund—Class 1	Columbia Management Investment Advisers, LLC	• Seeks long-term capital growth.
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	Columbia Management Investment Advisers, LLC	• Seeks high total return through current income and, secondarily, through capital appreciation.

Columbia Fund Series II: Columbia Variable Portfolio—Strategic Income Fund—Class 1	Columbia Management Investment Advisers, LLC	• Seeks total return, consisting of current income and capital appreciation.
Delaware VIP® Trust: Delaware VIP® Value Series—Standard Class	Delaware Management Company	• Seeks long-term capital appreciation.
DFA Investment Dimensions Group Inc.: VA Global Bond Portfolio	Dimensional Fund Advisors LP Subadvisers: Dimensional Fund Advisors Ltd. and DFA Australia Limited	• To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Fidelity® Variable Insurance Products Funds: Fidelity® VIP Balanced Portfolio—Initial Class	Fidelity Management & Research Company (“FMR”) Subadvisers: Other investment advisers	• Seeks income and capital growth consistent with reasonable risk.
Fidelity® VIP Bond Index Portfolio—Initial Class	FMR	• Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.
Fidelity® VIP Extended Market Index Portfolio—Initial Class	FMR Subadvisers: Geode Capital Management, LLC (“Geode”) and FMRC	• Seeks to provide investment results that correspond to the total return of stocks of mid-to small-capitalization U.S. companies.
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	FMR Subadvisers: Other investment advisers	• Seeks to provide capital growth.
Fidelity® VIP Health Care Portfolio—Initial Class	FMR Subadvisers: Other investment advisers	• Seeks capital appreciation.
Fidelity® VIP International Capital Appreciation Portfolio—Initial Class	FMR Subadvisers: Other investment advisers	• Seeks capital appreciation.
Fidelity® VIP International Index Portfolio—Initial Class	FMR Subadviser: Geode	• Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.
Fidelity® VIP Technology Portfolio—Initial Class	FMR Subadvisers: Other investment advisers	• Seeks capital appreciation.
Fidelity® VIP Total Market Index Portfolio—Initial Class	FMR Subadviser: Geode	• Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks.
Legg Mason Partners Variable Equity Trust: ClearBridge Variable Small Cap Growth Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC (“Legg Mason”) Subadviser: ClearBridge Investments, LLC	• Seeks long-term growth of capital.
Legg Mason Partners Variable Income Trust: Legg Mason Western Asset Core Plus VIT Portfolio—Class I	Legg Mason Subadviser: Western Asset	• Seeks long-term appreciation of capital.

Lincoln Variable Insurance Products Trust: LVIP SSgA Emerging Markets Equity Index Fund—Standard Class	Lincoln Investment Advisors Corporation (“LIAC”) Subadviser: SSgA Funds Management, Inc.	• Seeks to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks performance of emerging market equity securities.
MFS® Variable Insurance Trust: MFS® Mid Cap Growth Series—Initial Class	Massachusetts Financial Services Company (“MFS”)	• Seeks capital appreciation.
MFS® Variable Insurance Trust II: MFS® Global Growth Portfolio—Initial Class	MFS	• Seeks capital appreciation.
MFS® International Growth Portfolio—Initial Class	MFS	• Seeks capital appreciation.
MFS® Variable Insurance Trust III: MFS® New Discovery Value Portfolio—Initial Class	MFS	• Seeks capital appreciation.
PIMCO Variable Insurance Trust: PIMCO VIT Income Portfolio—Institutional Class	Pacific Investment Management Company LLC (“PIMCO”)	• Seeks maximum current income. Long-term capital appreciation is a secondary objective.
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	PIMCO	• Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Thrivent Series Fund, Inc.: Thrivent Aggressive Allocation Portfolio	Thrivent Financial for Lutherans (“Thrivent Financial’)	• Seeks long-term capital growth.
Thrivent Diversified Income Plus Portfolio	Thrivent Financial	• Seeks to maximize income while maintaining prospects for capital appreciation.
Thrivent Global Stock Portfolio	Thrivent Financial	• Seeks long-term capital growth.
Thrivent Large Cap Growth Portfolio	Thrivent Financial	• Seeks long-term capital growth.
Thrivent Mid Cap Index Portfolio	Thrivent Financial	• Seeks total returns that track the performance of the S&P MidCap 400 Index.
Thrivent Mid Cap Stock Portfolio	Thrivent Financial	• Seeks long-term capital growth.
Victory Variable Insurance Funds: Victory RS International VIP Series—Class I Shares	Victory Capital Management Inc.	• Seeks to provide long-term capital appreciation.
Voya Variable Portfolios, Inc.: Voya High Yield Portfolio—Class I	Voya Investments, LLC (“Voya”) Subadviser: Voya Investment Management Co. LLC (“VIM”)	• Seeks to provide investors with a high level of current income and total return.

Voya Index Solution 2030 Portfolio—Class Z	Voya Subadviser: VIM

•  Seeks to provide total return consistent with an asset allocation targeted to a retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2040 Portfolio—Class Z	Voya Subadviser: VIM

•  Seeks to provide total return consistent with an asset allocation targeted to a retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2050 Portfolio—Class Z	Voya Subadviser: VIM

•  Seeks to provide total return consistent with an asset allocation targeted to a retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Limited Maturity Bond Portfolio—Class I	Voya Subadviser: VIM

•  Seeks the highest current income consistent with low risk to principal and liquidity. As a secondary objective, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

VY® JPMorgan Mid Cap Value Portfolio—Class I	Voya Subadviser: J.P. Morgan Investment Management Inc.	• Seeks growth from capital appreciation.
VY® JPMorgan Small Cap Core Equity Portfolio—Class I	Voya Subadviser: J.P. Morgan Investment Management Inc.	• Seeks capital growth over the long-term.
VY® Morgan Stanley Global Franchise Portfolio—Class R6	Voya Subadviser: Morgan Stanley Investment Management Inc.	• Seeks long-term capital appreciation.
VY® T. Rowe Price Capital Appreciation Portfolio—Class I	Voya Subadviser: T. Rowe Price Associates, Inc.	• Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

X.	Investment Divisions Closed to New Investments

Commencing May 1, 2020, no premiums or transfers will be accepted into the following twenty-two (22) Investment Divisions. Policyowners who remove any Cash Value allocations from any of these Investment Divisions will not be permitted to reinvest in these Investment Divisions.

●	American Funds Is Capital world Bond Fund—Class 1;

●	Davis Value Portfolio;
●	Delaware VIP® International Value Equity Series—Standard Class;
●	DWS Global Small Cap VIP—Class A;
●	Fidelity® VIP Freedom 2010 Portfolio—Initial Class;
●	Fidelity® VIP Growth Portfolio—Initial Class;
●	Fidelity® VIP Overseas Portfolio—Initial Class;
●	Fidelity® VIP Value Portfolio—Initial Class;
●	Fidelity® VIP Value Strategies Portfolio—Service Class 2;
●	Invesco Oppenheimer V.I. Capital Appreciation Fund—Series I;
●	Janus Henderson Flexible Bond Portfolio—Institutional Shares;
●	Janus Henderson Forty Portfolio—Institutional Shares;
●	Lazard Retirement International Equity Portfolio—Service Shares;
●	Lord Abbett Series Fund Developing Growth Portfolio—Class VC;
●	Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC;
●	Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I;
●	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I;
●	Neuberger Berman AMT Sustainable Equity Portfolio—Class I;
●	T. Rowe Price Equity Index 500 Portfolio;
●	T. Rowe Price Limited-Term Bond Portfolio;
●	T. Rowe Price Moderate Allocation Portfolio; and
●	T. Rowe Price New America Growth Portfolio.

XI.	Portfolio Name Changes

Commencing May 1, 2020, the names of the following Investment Divisions will change as provided below:

●	MainStay VP Large Cap Growth—Initial Class to MainStay VP Winslow Large Cap Growth—Initial Class;
●	MainStay VP Eagle Small Cap Growth—Initial Class to MainStay VP Small Cap Growth—Initial Class;
●	American Funds IS Global Bond Fund—Class 1 to American Funds IS Capital World Bond Fund®—Class 1; and
●	VanEck VIP Unconstrained Emerging Markets Bond Fund—Initial Class Shares to VanEck VIP Emerging Markets Bond Fund—Initial Class Shares.

XII.	Portfolio Subadviser Changes

●

Effective as of May 1, 2020, the subadviser for MainStay VP Small Cap Growth—Initial Class (formerly MainStay Eagle Cap Small Cap Growth—Initial Class) changes to Segall Bryant & Hamill, LLC and Brown Advisory LLC.

●	Effective as of March 2, 2020, BlackRock International Limited was appointed as the investment subadviser to the BlackRock® High Yield V.I. Fund—Class I Portfolio.

XIII.	Portfolio Investment Objective Changes

Commencing May 1, 2020, the Investment Objective for Invesco V.I. American Value Fund—Series I Shares shall be changed as follows:

OLD OBJECTIVE	NEW OBJECTIVE
Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Seeks long-term capital appreciation.

New York Life Insurance and Annuity Corporation

(a Delaware Corporation)

51 Madison Avenue

New York, New York 10010